Advances to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2018
Advances to Suppliers, Net [Abstract]
Schedule of advances to suppliers
	December 31, 2018	December 31, 2017
Raw material prepayments for equipment production	$2,686,314	$916,210
Construction material prepayments	2,776,638	1,037,438
Advances to construction subcontractors	405,203	428,334
	5,868,155	2,381,882
Less: allowances for doubtful accounts	(871,030)	(534,245)
Less: Advances to suppliers, net, related party (Note 15)	(947,557)	-
Advances to suppliers, net, third parties	$4,049,568	$1,847,637